9. Notes Payable - Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Repayment of note payable	$ 60,700	$ 0
Series 2017 Notes [Member]
Debt issuance date		Nov. 30, 2017
Debt face amount		$ 1,155,000
Debt stated interest rate		10.00%
Payment of finance fees		$ 105,000
Proceeds from notes		$ 900,000
Debt maturity date		Dec. 31, 2018
Amortization of debt discount	$ 87,563
Gibbs, Carson and Power [Member]
Debt issuance date	May 31, 2017
Debt face amount	$ 150,000
Debt stated interest rate	6.00%
Note payable	$ 0	$ 0
Accrued interest	3,760	4,512
Related Party Portion [Member] | Series 2017 Notes [Member]
Note payable	1,045,000	957,437
Accrued interest	113,375	8,875
Unamortized discount		87,563
John Power [Member]
Accrued interest	76,504	16,562
John Power [Member] | Bridge Note Offering [Member]
Note payable	$ 0
John Power [Member] | Promissory Note 1 [Member]
Debt issuance date	Aug. 31, 2011
Debt face amount	$ 20,000
Debt stated interest rate	12.00%
Note payable	$ 15,000	15,000
Accrued interest	$ 1,800	1,576
John Power [Member] | Promissory Note 2 [Member]
Debt issuance date	Jan. 31, 2014
Debt face amount	$ 50,000
Debt stated interest rate	12.00%
Note payable	$ 50,000	50,000
Accrued interest	$ 6,000	6,249
John Power [Member] | Promissory Note 3 [Member]
Debt issuance date	Jun. 30, 2017
Debt face amount	$ 125,000
Debt stated interest rate	12.00%
Note payable	$ 125,000	125,000
Accrued interest	$ 15,000	3,781
Gibbs and Power [Member] | Bridge Note Offering [Member]
Debt issuance date	Oct. 31, 2018
Debt face amount	$ 160,700
Debt maturity date	Mar. 31, 2019
Repayment of note payable	$ 10,700
Gibbs [Member]
Accrued interest	340,218	$ 221,103
Gibbs [Member] | Bridge Note Offering [Member]
Note payable	$ 150,000